Warrants (Details) - Summary of Tabular Form of Warrant Liability - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Warrant Liability [Line Items]
Total	$ 48,504	$ 35,750
Common stock warrants
Warrant Liability [Line Items]
Total	337	277
Series B warrants
Warrant Liability [Line Items]
Total	297	219
Series E-2 warrants
Warrant Liability [Line Items]
Total	19,379	13,618
Series E-3 warrants
Warrant Liability [Line Items]
Total	27,944	21,395
Horizon warrants
Warrant Liability [Line Items]
Total	$ 547	$ 241